Share-Based Compensation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended										1 Months Ended				12 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 Maximum	Dec. 31, 2012 Second anniversary of the stated vesting commencement date	Dec. 31, 2012 Vesting ratably over the following two years	Dec. 31, 2012 Restricted Stock CNY	Jul. 31, 2012 Restricted Stock Second anniversary of the stated vesting commencement date	Jul. 31, 2012 Restricted Stock Vesting ratably over the following two years	Jul. 31, 2012 Restricted Stock Performance Condition	Jul. 31, 2012 Restricted Stock Market Condition	Dec. 31, 2012 Stock Option CNY	Jul. 31, 2012 Stock Option Second anniversary of the stated vesting commencement date	Jul. 31, 2012 Stock Option Vesting ratably over the following two years	Jul. 31, 2012 Stock Option Performance Condition	Feb. 28, 2007 2007 Global Share Plan	Oct. 31, 2008 2008 Global Share Plan	Jun. 30, 2007 2008 Global Share Plan	Jul. 31, 2010 2009 Share Incentive Plan	Sep. 30, 2009 2009 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, maximum number of incentive award available																			10,000,000	7,000,000	3,000,000	15,000,000	3,000,000
Share-based payment award, contractual term							10 years
Share-based payment award, vesting percentage								50.00%	50.00%		50.00%	50.00%				50.00%	50.00%
Share-based payment award, option granted															24,743,043
Share-based payment award, nonvested restricted stocks										3,182,466
Number of Options, Granted	2,838,795	2,838,795																1,475,366
Performance period													3 years	3 years				3 years
Performance period, end date													Dec. 31, 2014	Dec. 31, 2014				Dec. 31, 2014
Percentage of Option Exercisable													0.00%	0.00%				0.00%
Percentage of Option Exercisable													200.00%	200.00%				200.00%
Weighted Average Grant Date Fair Value for options granted	$ 1.35	8.52	$ 2.23	14.37	$ 1.96	12.99
Unrecognized compensation cost										45,160					31,401
Unrecognized Compensation Cost, Weighted Average Period of Recognition										3 years 3 months 22 days					2 years 9 months 4 days
Options exercised	1,889,872	1,889,872	1,452,468	1,452,468	7,842,341	7,842,341
Options exercised, Aggregate Intrinsic Value		32,562		37,700		11,271
Number of nonvested restricted stocks, Granted													1,059,977	213,209
Total fair value of nonvested restricted stocks